Earnings (loss) per share - Schedule of computation of diluted earnings (loss) per share (Detail) - shares	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2025	Jun. 30, 2024	Jun. 30, 2025	Jun. 30, 2024	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Earnings Per Share [Abstract]
Redeemable convertible preferred stock	0	139,237	0	139,237	139,762,000	139,237,000	139,237,000
Stock options and RSUs	37,518	0	37,518	0	0	0	32,394,000
Common stock in connection with business combinations	2,103	332	2,103	332	211,000	1,027,000	3,262,000
Convertible debt	1,125	1,617	1,125	0	0	0	1,479,000
Warrants	0	1,535	0	0	0	0	1,535,000
Total	40,746	142,721	40,746	139,569	139,973,000	140,264,000	177,907,000